SUPPLEMENT DATED JANUARY 6, 2011
TO
PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective January 3, 2011, Rydex Advisors II, LLC (formerly PADCO Advisors II, LLC), the advisor to the Rydex Funds, was merged into Security Investors, LLC, which will operate under the name Rydex Investments.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Accolade NY (Rydex) 1/2011